Key Management Remuneration (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2018 GBP (£) director shares	Jun. 30, 2017 GBP (£) director shares	Jun. 30, 2016 GBP (£) director shares
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 1,204	£ 865	£ 1,275
Company contribution to pension scheme	50	41	59
Share-based compensation	107	79	77
Total	£ 1,361	£ 985	£ 1,411
Number of employees | director	2	2	4
KMP of Entity or Parent, highest paid Director
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 589	£ 400	£ 387
Company contribution to pension scheme	34	31	30
Share-based compensation	25	27	24
Total	£ 648	£ 458	£ 441
Number of share options exercised (in shares) | shares	0	0	0